Lease	6 Months Ended
Dec. 31, 2022
Operating Leases of Lessee Disclosures [Abstract]
LEASE

12. LEASE

Supplemental balance sheet information related to the operating lease was as follows:

	As of December 31,	As of June 30,
	2022	2022
Right-of-use assets	$336,356	$461,399

Operating lease liabilities - current	$202,230	$208,926
Operating lease liabilities - non-current	155,082	250,178
Total operating lease liabilities	$357,312	$459,104

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2022 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.91
Weighted average discount rate	4.3%

During the six months ended December 31, 2022 and 2021, the Company incurred total operating lease expenses of $91,984 and $45,196, respectively.

As of December 31, 2022, the future minimum rent payable under the non-cancellable operating lease for fiscal years ended December 31 were:

2023	$129,802
2024	155,785
Thereafter	93,685
Total lease payments	379,272
Less: imputed interest	(21,960)
Present value of lease liabilities	$357,312